Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Discloure of Significant Accounting Policies
Disclosure of voluntary change in accounting policy [text block]

Basis of Presentation and Statement of Compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standard Board. These financial statements have been prepared on a historical cost basis, except for certain financial instruments, which are classified as fair value through profit or loss (“FVTPL”). All amounts on the consolidated financial statements are presented in thousands of Canadian dollars, except share and per share amounts, and otherwise noted.

Certain comparatives in 2023 have been restated to conform with current accounting presentation.

Description of accounting policy for functional currency [text block]

Functional Currency

The functional currency of the Company and its controlled entities are measured using the principal currency of the primary economic environment in which each entity operates. The functional currency of the Company and its subsidiaries is Canadian dollars, except for Cobalt One Limited which has a functional currency of Australian Dollars and United States entities which has a functional currency of US Dollars for 2024 and 2023.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are retranslated at the period-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Foreign exchange differences on monetary items are recognized in profit or loss in the period in which they arise except for:

●

Exchange differences on foreign currency borrowings relating to assets under construction for future productive use, which are included in the costs of assets as they are regarded as an adjustment to interest costs on those currency borrowings.

●

Foreign exchange gains or losses arising from a monetary item receivable for or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future and which in substance is considered to form part of the net investment in the foreign operation are recognized in other comprehensive income or loss.

The assets and liabilities of entities with a functional currency that differs from the presentation currency are translated to the presentation currency as follows:

●	Assets and liabilities are translated at the closing rate at the end of the financial reporting period;

●

Income, expenses, and cash flows are translated at average exchange rates (unless the average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case, income and expenses are translated at the rate on the dates of the transactions);

●	Equity transactions are translated using the exchange rate at the date of the transaction; and

●	All resulting exchange differences are recognized as a separate component of equity as accumulated other comprehensive income.

During 2023, the Company’s considered primary and secondary indicators in determining functional currency including the currency in which funds from financing activities were generated, the Company re-evaluated the functional currency of its US subsidiaries and determined that a change in their functional currency from Canadian dollars to US Dollars was appropriate. The Company translated its US subsidiaries’ assets and liabilities into the new functional currency of US dollars at the opening spot rate for the year and recorded a translation adjustment from January 1, 2023 onwards to reflect the impact of translating the Company’s US dollar assets and liabilities to the presentation currency. The change in functional currency for these subsidiaries has been applied prospectively.

Description of accounting policy for consolidation [text block]

Basis of Consolidation

These consolidated financial statements include the accounts of the Company and its controlled entities. Control is achieved when the Company has the power to govern the financial operating policies of an entity to obtain benefits from its activities. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases.

The following subsidiaries have been consolidated for all dates presented within these financial statements:

Subsidiary	Ownership %	Location	Status
Cobalt Projects International Corp.	100	Canada	Inactive
Cobalt Industries of Canada Corp.	100	Canada	Inactive
Cobalt One Limited	100	Australia	Active
Cobalt Camp Refinery Ltd.	100	Canada	Active
Cobalt Camp Ontario Holdings Corp.	100	Canada	Inactive
Ophiolite Consultants Pty Ltd.	100	Australia	Inactive
Acacia Minerals Pty Ltd.	100	Australia	Inactive
CobalTech Mining Inc.	100	Canada	Inactive
US Cobalt Inc. (“USCO”)	100	Canada	Active
1086360 BC Ltd.	100	Canada	Active
Idaho Cobalt Company	100	United States	Active
Scientific Metals (Delaware) Corp.	100	United States	Inactive
Orion Resources NV	80	United States	Inactive
Grafito La Barranca de Mexico S.A. de C.V.	100	Mexico	Inactive
Grafito La Colorada de Mexico S.A. de C.V.	50	Mexico	Inactive

All inter-company transactions, balances, income and expenses are eliminated in full upon consolidation.

Description of accounting policy for determining components of cash and cash equivalents [text block]	Cash and Cash equivalents Cash and cash equivalents consist of cash on hand, deposits in banks and highly liquid investments with an original maturity of three months or less.
Description of accounting policy for restricted cash and cash equivalents [text block]

Restricted cash

Restricted cash consists of escrow funds for settlement with vendors held by the Company’s legal counsel with term of less than one year. Long-term restricted cash relates to amounts on deposit as financial assurance for the refinery closure plan.

Description of accounting policy for financial instruments at fair value through profit or loss [text block]

Marketable Securities

Marketable securities represent shares held in a publicly traded company. Marketable securities held by the Company are held for trading purposes and are classified as financial asset measured at FVTPL. At each reporting date, the Company marks-to-market the value of the marketable securities based on quoted market prices; therefore, these financial assets are classified as Level 1 on the fair value hierarchy.

Any profit or loss arising from the sale of these securities, or the revaluation at reporting dates, is recorded to the consolidated statement of income (loss) and other comprehensive income (loss). As the marketable securities are held for trading purposes and not as part of a strategic investment, they are expected to be liquidated within a twelve-month period and are classified as a current asset on the statement of financial position.

Description of accounting policy for financial instruments [text block]

Financial instruments

Cash and cash equivalents, restricted cash, receivables, accounts payable and accrued liabilities, and debt securities issued are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.

The Company recognizes all financial assets initially at fair value and classifies them into one of the following measurement categories: FVTPL, fair value through other comprehensive income or amortized cost, as appropriate.

Financial liabilities are initially recognized at fair value and classified as either FVTPL or amortized cost, as appropriate.

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

At each reporting date, the Company assesses whether there is objective evidence that a financial asset has been impaired.

The Company had made the following classification of its financial instruments:

Financial assets or liabilities, accrued interest and lease liability	Measurement Category
Cash and cash equivalents	Amortized Cost
Restricted cash	Amortized Cost
Receivables	Amortized Cost
Marketable securities	FVTPL
Account payable and accrued liabilities	Amortized Cost
Convertible notes payable	FVTPL
Government loan payable	Amortized Cost
Warrants	FVTPL
Royalty	Amortized Cost

Financial instruments measured at fair value are classified into one of the three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

Level 3 – Inputs that are not based on observable market data.

Description of accounting policy for exploration and evaluation expenditures [text block]

Exploration and Evaluation Assets

The acquisition costs of mineral property interests have been capitalized as exploration and evaluation assets within the Company’s financial statements. Subsequent exploration and evaluation costs are expensed until the property to which they relate has demonstrated technical feasibility and commercial viability, after which costs are capitalized.

The acquisition costs include the cash consideration paid and the fair market value of any shares issued for mineral property interests being acquired or optioned pursuant to the terms of relevant agreements. When a partial sale of a mineral property occurs, if control is lost the asset is derecognized and there is a resultant gain or loss recorded to profit and loss in the period the transaction takes place. When all of the interest in a property is sold, subject only to any retained royalty interests which may exist, the accumulated property costs are derecognized, with any gain or loss included in profit or loss in the period the transaction takes place.

Management reviews its mineral property interests at each reporting period for indicators of impairment taking into consideration whether there has been a significant adverse change in the legal, regulatory, accessibility, title, environmental or political factors that could affect the property’s value; whether exploration activities produced results that are not promising such that no more work is being planned in the foreseeable future and management’s assessment of likely proceeds from the disposition of the property. If a property’s carrying value exceeds its recoverable amount through either not being recoverable, being abandoned, or considered to have no future economic potential, the acquisition and deferred exploration and evaluation costs are written down to their recoverable amount.

Should a project be put into production, the costs of acquisition will be amortized using the units-of-production method over the life of the project based on estimated economic reserves.

Description of accounting policy for property, plant and equipment [text block]

Property, Plant and Equipment

Plant and equipment are recorded at cost less accumulated depreciation and accumulated impairment losses. The cost of an asset includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and borrowing costs related to the acquisition or construction of the qualifying assets.

Depreciation of plant and equipment commences when the asset is in the condition and location necessary for it to operate in the manner intended by management. Plant and equipment assets are depreciated using the straight-line method over the estimated useful life of the asset. Where an item of plant and equipment comprises of major components with different useful lives, the components are accounted for as separate items of plant and equipment. Depreciation is recognized in the consolidated statement of loss and comprehensive loss upon commercial production having been achieved.

At the date of the financial statements no plant and equipment assets are in use. The Company will assess the useful lives of the assets once they are put into use.

Development costs associated with bringing the Company’s Refinery to the location and condition necessary for it to be capable of operating in its intended manner are capitalized as property, plant and equipment costs.

Description of accounting policy for capital long-term prepayments [text block]

Capital Long-Term Prepayments

For major equipment items where milestone payments are made during the manufacturing process, these costs are initially recorded as capital long-term prepayments. Once the piece of equipment is delivered to the Refinery site, the associated cost is then reclassified to property, plant and equipment costs.

Description of accounting policy for leases [text block]

Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. For such contracts, the Company recognizes a right-of-use (“ROU”) asset and a lease liability at the lease commencement date.

The ROU asset is initially measured at cost, which comprises of initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and any estimated costs to dismantle or restore the underlying asset, less any lease incentives received. ROU asset is subsequently depreciated using straight-line method over the lease term, or useful life of the underlying asset if a purchase option is expected to be exercised. ROU asset is presented as part of property, plant and equipment.

Lease liabilities are initially measured at the present value of the lease payments that are not paid at the commencement date and subsequently measured at amortized cost using the effective interest rate method.

Lease payments for short-term leases with a term of 12 months or less, leases of low-value assets, as well as leases with variable lease payments are recognized as an expense over the term of such leases.

Description of accounting policy for borrowing costs [text block]

Borrowing Costs

Borrowing costs are expensed as incurred except where they relate to the financing of construction or development of qualifying assets in which case they are capitalized as property, plant and equipment up to the date when the qualifying asset is ready for its intended use.

Majority of the proceeds from the convertible notes and the government grant are being utilized for the construction and expansion of the Refinery, which given its construction timeline of over a year, is a qualifying asset under IAS 23 Borrowing Costs. Construction of the Refinery has not resumed during 2024 and no borrowing have been capitalized during the year ended December 31, 2024.

Description of accounting policy for impairment of assets [text block]

Impairment

(i)         Financial assets

For financial assets measured at amortized cost, the impairment model under IFRS 9, Financial Instruments (“IFRS 9”), reflects expected credit losses. The Company recognizes loss allowances for expected credit losses and changes in those expected credit losses. At each reporting date, financial assets carried at amortized cost are assessed to determine whether they are credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. The gross carrying amount of a financial asset is written off to the extent that there is no realistic prospect of recovery.

(ii)         Non-financial assets

Non-financial assets are evaluated at each reporting period by management for indicators that carrying value is impaired and may not be recoverable. When indicators of impairment are present the recoverable amount of an asset is evaluated at the CGU level, the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets, where the recoverable amount of a CGU is the greater of the CGU’s fair value less costs to sell and its value in use. An impairment loss is recognized in profit or loss to the extent that the carrying amount exceeds the recoverable amount.

Previously recognized impairment losses are evaluated at each reporting period for indication that an impairment loss recognized in prior periods for an asset may no longer exist or may have decreased. If such indication exists, the Company estimates the recoverable amount of that asset, and an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Description of accounting policy for non-current assets or disposal groups classified as held for sale [text block]

Assets Held for Sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale if it is highly probably that they will be recovered primarily through sale rather than through continuing use. Such assets, or disposal groups, are generally measured at the lower of their carrying amount and fair value less costs to sell. Any impairment loss on a disposal group is allocated to the assets and liabilities on a pro rata basis. Impairment losses on initial classification as held-for-sale and subsequent gains and losses on remeasurement are recognized in profit or loss. Once classified as held-for-sale, property, plant, and equipment are no longer amortized or depreciated.

Description of accounting policy for issued capital [text block]

Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares issued for consideration other than cash, are valued based on the fair value of goods or services received.

Warrants classified as equity

Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated balance sheets and no further adjustments to their valuation are made.

Warrants classified as liabilities

Warrants classified as derivative liabilities and other derivative financial instruments require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for expected volatility, expected life, yield, and risk-free interest rate.

Description of accounting policy for share-based payment transactions [text block]

Share-based payment transactions

The Company has a long-term incentive plan that provides for the granting of options, deferred share units (“DSUs”), restricted share units (“RSUs”) and performance share units (“PSUs”) to officers, directors, consultants and related company employees to acquire shares of the Company.

(i)         Stock options

The fair value of the options is measured on grant date and is recognized as an expense with a corresponding increase in reserves as the options vest. Options granted to employees and others providing similar services are measured on grant date at the fair value of the instruments issued. Fair value is determined using the Black-Scholes option pricing model considering the terms and conditions upon which the options were granted. The amount recognized as an expense is adjusted to reflect the actual number of stock options that are expected to vest. Each tranche in an award with graded vesting is considered a separate grant with a different vesting date and fair value. Each grant is accounted for on that basis.

Options granted to non-employees are measured at the fair value of the goods or services received, unless that fair value cannot be estimated reliably, in which case the fair value of the equity instruments issued is used. The value of the goods or services is recorded at the earlier of the vesting date, or the date the goods or services are received. On vesting, share-based payments are recorded as an operating expense and as reserves. When options are exercised, the consideration received is recorded as share capital. The related share-based payments originally recorded as reserves remain in reserves on either exercise or expiry of the underlying options.

(ii)         Deferred, restricted and performance share units

DSUs, RSUs and PSUs are classified as equity settled share-based payments and are measured at fair value on the grant date. The expense for DSUs, RSUs and PSUs, to be redeemed in shares, is recognized over the vesting period, or using management’s best estimate when contractual provisions restrict vesting until completion of certain performance conditions, with a charge as an expense and a corresponding increase in reserves as the instrument vests. Upon exercise of any DSUs, RSUs, and PSUs, the grant date fair value of the instrument is transferred to share capital.

Description of accounting policy for decommissioning, restoration and rehabilitation provisions [text block]

Environmental rehabilitation

An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the exploration, development or ongoing production of a mineral property interest. The estimated costs arising from the future decommissioning of plant and other site preparation work, discounted to their net present value where material, are determined, and capitalized at the start of each project to the carrying amount of the asset, as soon as the obligation to incur such costs arises. Discount rates, using a pretax rate that reflect the time value of money and risks specific to the liability, are used to calculate the net present value. Costs are charged against profit or loss over the economic life of the related asset, through amortization of the asset retirement obligation using either the unit-of-production or the straight-line method. The related liability is adjusted at each period-end with changes related to the unwinding of the discount rate accounted for in profit or loss and changes related to the current market-based discount rate or the amount or timing of the underlying cash flows needed to settle the obligation accounted for as an adjustment to the related rehabilitation asset.

Description of accounting policy for income tax [text block]

Income taxes

Income tax expense is comprised of current and deferred taxes. Current tax and deferred tax are recognized in profit or loss, except to the extent that they relate to items recognized directly in equity or equity investments.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority for the same taxable entity. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related income tax benefit will be realized.

Description of accounting policy for earnings per share [text block]

Income / Loss per share

The Company presents basic and diluted income/loss per share (“LPS”) data for its common shares. Basic LPS is calculated by dividing the income/loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period, adjusted for own shares held. Diluted LPS is determined by adjusting the loss attributable to common shareholders and the weighted average number of common shares outstanding, adjusted for own shares held and for the effects of all dilutive potential common shares related to outstanding stock options and warrants issued by the Company. In a period of losses, the warrants, options and non-vested RSUs, PSUs and DSUs are excluded for the determination of dilutive net loss per share because their effect is anti-dilutive.

Description of accounting policy for segment reporting [text block]

Operating Segments

The Company’s Chief Operating Decision Maker reviews operating results and assesses performance for the Refinery and exploration and evaluation activities on a separate basis, and therefore, the Refinery and exploration and evaluation assets both meet the definition of a segment. Upon the decision to move into the full development stage of the Refinery, this business unit is now likely to earn revenue and incur expenses that are separate and discrete from the rest of the Company. The Company’s operating segments are as follows:

●	Refinery
●	Exploration and Evaluation assets
●	Corporate and Other

Description of accounting policy for transactions with related parties [text block]

Related Party Transactions

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities and include directors and key management of the Company and its parent. A transaction is a related party transaction when there is a transfer of resources, services or obligations between related parties.

Description of accounting policy for financial liabilities [text block]

Government Loans

The Company received funding from the Federal Government of Canada in the form of non-interest-bearing loans. The Company records the present value of these loans, assuming a market rate of interest, as a liability in accordance with IFRS 9 Financial Instruments. The difference between the funding received and the present value of the loan is the benefit provided by the below market interest rate and is recorded as government grant liability. This is amortized to income over the life of the Refinery asset to which the funding related to.

The funding from the Federal Government of Canada is received as a proportion of construction costs incurred.

Description of accounting policy for government grants [text block]

Government Grant /Award

Government grants are accounted for in accordance with IAS 20, Accounting for Governmental Grants. Governmental Grants are recognized when they are received or receivable and when there is reasonable assurance that the Company will comply with any conditions attached to the grant.

The Company received funding from the Ontario Government and US Department of Defense in the form of a non-repayable grant. Government grants will be recognized in profit or loss on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate. Government grants related to assets shall be presented in the statement of financial position either by setting up the grant as deferred income or by deducting the grant in arriving at the carrying amount of the asset. The Company records government grants by reducing the carrying amount of the asset.

Description of accounting policy for borrowings [text block]

Convertible notes payable

Convertible notes payable are financial instruments which contain a separate financial liability and equity instrument. These financial instruments are accounted for separately dependent on the nature of their components. The identification of such components embedded within a convertible notes payable requires significant judgement given that it is based on the interpretation of the substance of the contractual arrangement. The convertible notes are considered to contain embedded derivatives. The embedded derivatives were measured at fair value upon initial recognition and separated from the debt component of the notes. The debt component of the notes is measured at residual value upon initial recognition. Subsequent to initial recognition, the embedded derivative components are re-measured at fair value at each reporting date while the debt components are accreted to the face value of the note using the effective interest rate through periodic charges to finance expense over the term of the note. The Company elected to measure the convertible notes payable at fair value as a whole instrument (“FVO”), therefore the convertible notes payable are measured at FVTPL at their entirety.